Segment Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Information
18.	Segment Information
The Company regularly reviews its segments and the approach used by management to evaluate performance and allocate resources. Prior to the third quarter of 2020, the Company managed operations as one segment. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three distinct business segments: Cell Therapy, Degenerative Disease, and BioBanking. This change was prompted by certain organizational and personnel changes. The chief operating decision maker uses the revenues and earnings of the operating segments, among other factors, for performance evaluation and resource allocation among these segments.
The reportable segments were determined based on the distinct nature of the activities performed by each segment. Cell Therapy broadly refers to therapies the Company is researching and developing. Therapies being researched are unproven and in various phases of development. Degenerative Disease produces, sells and licenses products used in surgical and wound care markets. Biobanking collects stem cells from umbilical cords and placentas and provides storage of such cells on behalf of individuals for future use.
The Company manages its assets on a total company basis, not by operating segment. Therefore, the chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, asset information is not reported by operating segment. Total assets were approximately $414,128 and $431,008 as of December 31, 2021 and 2020, respectively.
Financial information by segment is as follows:

	Year Ended December 31, 2021
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,522	$15,813	$—		$21,335
Gross profit	—	1,873	9,809	—		11,682
Direct expenses	85,107	2,119	8,450	64,017		159,693

Segment contribution	(85,107)	(246)	1,359	(64,017)		(148,011)

Indirect expenses				(38,953	) (a)	$(38,953)

Loss from operations						(109,058)

(a) Components of other
Change in fair value of contingent consideration liability				(41,145)
Amortization				2,192

Total other				$(38,953)

	Year Ended December 31, 2020
	Cell Therapy	BioBanking	Degenerative Disease	Other	Total
Net revenues	$—	$5,556	$8,722	$—	$14,278
Gross profit	—	3,262	6,084	—	9,346
Direct expenses	51,470	1,653	10,348	20,573	84,043

Segment contribution	(51,470)	1,609	(4,264)	(20,573)	(74,697)

Indirect expenses				77,228 (a)	$77,228

Loss from operations					(151,925)

(a) Components of other
Change in fair value of contingent consideration liability				(55,566)
Impairment of acquired intangible assets				129,400
Amortization				3,394

Total other				$77,228